Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 4,659,969
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	419,212
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	400,471
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	395,448
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	402,632
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	375,509
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 2,666,697